Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Serve Operating Co. (“Serve”) (formerly known as Serve Robotics Inc.) is a corporation formed on January 15, 2021 under the laws of the State of Delaware.

On July 31, 2023, Patricia’s wholly-owned subsidiary, Serve Acquisition Corp., a corporation formed in the State of Delaware on July 10, 2023 (“Acquisition Sub”), merged with and into the Company (as defined below). Pursuant to this transaction (the “Merger”), Serve was the surviving corporation and became Patricia’s wholly owned subsidiary, and all of the outstanding stock of Serve was converted into shares of Patricia’s common stock. All of Serve’s outstanding warrants and options were assumed by Patricia. In addition, on July 31, 2023, the board of directors of Patricia Acquisition Corp., a Delaware corporation incorporated on November 9, 2020 (“Patricia”) and all of its pre-Merger stockholders approved a restated certificate of incorporation, which was effective upon its filing with the Secretary of State of the State of Delaware on July 31, 2023, and through which Patricia changed its name to “Serve Robotics Inc.” Following the consummation of the Merger, Serve changed its name to “Serve Operating Co.”

As a result of the Merger, Patricia acquired the business of Serve and will continue the existing business operations of Serve as a public reporting company under the name Serve Robotics Inc. (the “Company”). The Company is developing autonomous robots for last-mile delivery services. The Company is headquartered in Redwood City, California. In accordance with “reverse merger” or “reverse acquisition” accounting treatment, the Company was determined the accounting acquirer. Patricia’s historical financial statements before the Merger have been replaced with the historical financial statements of Serve before the Merger in filings with the SEC since the Merger unless otherwise noted.

Public Offering

On April 17, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (“Aegis”) in connection with the public offering of 10,000,000 shares of the Company’s common stock, par value $0.0001, at a public offering price of $4.00 per share (the “Offering”). The Company’s net proceeds from the Offering, after deducting the underwriting discount and other estimated offering expenses payable by the Company, were approximately $35.7 million. As a result of the Offering, the Company’s Common Stock was approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “SERV” beginning on April 18, 2024. See Note 11.

1.	NATURE OF OPERATIONS, HISTORY, ORGANIZATION AND BUSINESS

Serve Operating Co. (formerly known as Serve Robotics Inc.) (the “Company” or “Serve”) is a corporation formed on January 15, 2021 under the laws of the State of Delaware. The Company is developing next generation robots for last-mile delivery services. The Company is headquartered in Redwood City, California.

In February 2021, the Company entered into a contribution and license agreement with Postmates, LLC, a Delaware limited liability company (“Postmates”). Pursuant to the agreement, Postmates transferred over certain contracts and agreements, intellectual property and patents and hardware and equipment to the Company. As the contribution was without consideration, the agreement did not have any effect on the Company’s consolidated financial statements.

On July 31, 2023, a wholly-owned subsidiary of Patricia Acquisition Corp., a Delaware corporation incorporated on November 9, 2020 (“Patricia”), Serve Acquisition Corp., a corporation formed in the State of Delaware on July 10, 2023 (“Acquisition Sub”), merged with and into the Company. Pursuant to this transaction (the “Merger”), the Company was the surviving corporation and became Patricia’s wholly owned subsidiary, and all of the outstanding stock of Serve was converted into shares of Patricia’s common stock. All of Serve’s outstanding warrants and options were assumed by Patricia. In addition, on July 31, 2023, the board of directors of Patricia and all of its pre-Merger stockholders approved a restated certificate of incorporation, which was effective upon its filing with the Secretary of State of the State of Delaware on July 31, 2023, and through which Patricia changed its name to “Serve Robotics Inc.” Following the consummation of the Merger, Serve changed its name to “Serve Operating Co.”

As a result of the Merger, Patricia acquired the business of Serve and continued the existing business operations of Serve as a public reporting company under the name Serve Robotics Inc. In accordance with “reverse merger” or “reverse acquisition” accounting treatment, the Company was determined the accounting acquirer. Patricia’s historical financial statements before the Merger have been replaced with the historical financial statements of Serve before the Merger in filings with the SEC since the Merger unless otherwise noted.